Offerings	Mar. 26, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, $0.00001 par value per share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Offering Note	The registrant is registering hereby an unspecified principal amount or number and offering price of securities of each identified class as may be offered, from time to time, hereunder, along with an indeterminate principal amount or number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Separate consideration may or may not be received for securities that are issued upon conversion, exercise or exchange of other securities. The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D of Form S-3 under the Securities Act. Estimated solely for the purpose of calculating the registration fee. The aggregate maximum offering price of all securities issued pursuant to this registration statement will not exceed $200,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred stock, $0.00001 par value per share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Offering Note	(1)
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Offering Note	(1)
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Offering Note	(1)
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Offering Note	(1)
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Offering Note	(1)
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 159,708,261.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,055.71
Offering Note	(1)
Offering: 8
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, $0.00001 par value per share
Maximum Aggregate Offering Price	$ 11,210,105.83
Amount of Registration Fee	$ 1,548.12
Offering Note	The "Amount Registered" comprises 2,079,797 shares of common stock issuable upon exercise of the Pre-Funded Warrants. The "Proposed Maximum Offering Price Per Unit" represents the sum of the Pre-Funded Warrants sales price of $5.39 and the exercise price of $0.00001 per share of Common Stock issuable pursuant to the Pre-Funded Warrants. Pursuant to Rule 457(g), the entire fee for the Pre-Funded Warrants was allocated to the shares of Common Stock underlying the Pre-Funded Warrants.
Offering: 9
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Common stock issuable upon the exercise of Warrants
Maximum Aggregate Offering Price	$ 29,081,633.13
Amount of Registration Fee	$ 4,016.17
Offering Note	The registration fee is calculated in accordance with Rule 457(g) under the Securities Act. "Proposed Maximum Offering Price Per Unit" represents the sum of the Warrant exercise price of $6.27 per share of Common Stock issuable upon exercise of the Common Warrants.

The $200,000,000 of securities registered pursuant to this registration statement includes $40,291,738.96 of shares of common stock issuable upon the exercise of Pre-Funded Warrants to purchase common stock and Common Warrants to purchase common stock pursuant to prospectus supplement filed pursuant to this registration statement, in connection with which the registrant paid a registration fee of $5,564.29 on March 24, 2026.